CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2019 $ / shares	Dec. 09, 2018 $ / shares shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares	May 24, 2013 $ / shares	May 23, 2013 $ / shares
Accounts payable	¥ 17,080	$ 2,412	¥ 17,989
Salaries and welfare payable	6,032	852	22,112
Advances from customers	103	15	1,177
Taxes payable	6,342	896	5,844
Amounts due to related parties	12,018	1,697	9,393
Accruals and other current liabilities	¥ 393,536	$ 55,578	¥ 492,385
Ordinary shares, par value | $ / shares								$ 0.00001	$ 0.001
Ordinary shares, authorized					50,000,000,000	3,263,949,065
Treasury stock par value | $ / shares		$ 0.00001		$ 0.00001
Treasury stock shares	10,456,075	10,456,075	0
VIEs and VIEs Subsidiaries
Accounts payable | ¥	¥ 852		¥ 725
Salaries and welfare payable | ¥	663		939
Advances from customers | ¥	74		28
Taxes payable | ¥	2,599		1,367
Amounts due to related parties | ¥	1,323		1,085
Accruals and other current liabilities | ¥	¥ 306,337		¥ 325,473
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00001		0.00001	$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000	49,000,000,000		49,000,000,000
Ordinary shares, shares issued	2,418,910,250	2,418,910,250	2,371,289,450			335,534,850
Ordinary shares, shares outstanding	2,408,454,175	2,408,454,175	2,371,289,450			335,534,850	335,534,850
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00001		$ 0.00001	$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000		500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004	303,234,004